INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of loss from continuing operations before income taxes generated in jurisdictions

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(13,353,444)	(39,725,254)	(29,296,296)
PRC	(44,835,406)	(35,150,223)	(39,680,573)
Hong Kong	(33,943)	(37,472)	923,395
Loss before continuing operations before income taxes	(58,222,793)	(74,912,949)	(68,053,474)

Schedule of income tax expense

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
PRC
Current income tax benefit	(591,290)	—	—
Deferred income tax expense (benefit)	2,109,096	(2,109,096)	—
Total income tax expense (benefit)	1,517,806	(2,109,096)	—

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Computed “expected” income tax expense	(14,555,699)	(18,728,237)	(17,013,369)
Increase (decrease) in valuation allowance	11,276,245	9,261,477	(14,570,083)
Entities not subject to income tax	2,118,266	8,244,168	4,896,732
Non-deductible expenses
Entertainment	101,297	98,299	255,843
Share-based compensation	1,228,581	1,696,514	2,427,342
Bad debt loss	26,976	(96,683)	25,206
Additional deduction of research and development costs	(1,369,974)	(951,062)	(447,525)
Withholding tax related to undistributed earnings	2,109,096	(2,109,096)	—
Gain from discharge of intercompany payables (a)	—	—	25,594,493
Investment loss from sale of non-redeemable non-controlling interests (b)	—	—	(1,725,000)
Other	583,018	475,524	556,361
Actual income tax expense (benefit)	1,517,806	(2,109,096)	—

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Testing due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Testing. Refer to note 12.

Schedule of components of deferred income tax assets and liabilities

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	32,272,023	14,082,622
Impairment loss of long-term investments	—	4,132,700
Accrued expenses and other payables	3,097,047	2,946,135
Property and equipment, net	226,604	551,634
Donation	250,000	250,000
Total gross deferred income tax assets	35,845,674	21,963,091
Less: valuation allowance	(35,845,674)	(21,275,591)
Total deferred income tax assets, net	—	687,500
Deferred income tax liabilities:
Change in fair value of long-term investment	—	687,500
Total gross deferred income tax liabilities	—	687,500

Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	—

Summary of movements of the valuation allowance

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB

Balance at the beginning of the period	15,307,952	26,584,197	35,845,674
Additions	11,276,245	9,261,477	11,024,410
Reduction due to gain from discharge of intercompany payables	—	—	(25,594,493)
Balance at the end of the period	26,584,197	35,845,674	21,275,591